Segment Reporting (Tables)	12 Months Ended
Sep. 30, 2025
Segment Reporting [Abstract]
Schedule of Reportable Segment’s Revenue and Income

The following tables present a summary of each reportable segment’s revenue and income from continuing operations—excluding the e-bicycle sales segment, which is disclosed as a discontinued operation for the years ended September 30, 2023, 2024, and 2025:

	Year Ended September 30, 2023
	Battery cells and packs sales segment	Electronic control system sales segment	Others	Total

Total revenues	$8,001,323	$834,148	$327,630	$9,163,101
Operating costs and expenses:
Cost of revenues	(7,433,057)	(450,118)	(246,188)	(8,129,363)
Selling and marketing	(165,039)	(50,758)	(6,882)	(222,679)
General and administrative	(799,281)	(200,454)	(2,384,836)	(3,384,571)
Research and development	-	(531,984)	(81,290)	(613,274)
Total operating costs and expenses	(8,397,377)	(1,233,314)	(2,719,196)	(12,349,887)
Operating loss	(396,054)	(399,166)	(2,391,566)	(3,186,786)
Other income (expenses), net	106,671	32,180	(815,425)	(676,574)
Segment loss before tax from continuing operations	$(289,383)	$(366,986)	$(3,206,991)	$(3,863,360)

	Year Ended September 30, 2024
	Battery cells and packs sales segment	Electronic control system sales segment	Others	Total
Total revenues	$16,318,839	$1,401,783	$501,538	$18,222,160
Operating costs and expenses:
Cost of revenues	(15,407,010)	(738,056)	(380,856)	(16,525,922)
Selling and marketing	(166,235)	(76,871)	(26,700)	(269,806)
General and administrative	(824,648)	(198,447)	(1,848,346)	(2,871,441)
Research and development	-	(651,817)	(236,674)	(888,491)
Total operating costs and expenses	(16,397,893)	(1,665,191)	(2,492,576)	(20,555,660)
Operating loss	(79,054)	(263,408)	(1,991,038)	(2,333,500)
Other expenses, net	(2,840,204)	(3,075)	(1,427,254)	(4,270,533)
Segment loss before tax from continuing operations	$(2,919,258)	$(266,483)	$(3,418,292)	$(6,604,033)
	Year Ended September 30, 2025
	Battery cells and packs sales segment	Electronic control system sales segment	Others	Total
Total revenues	$18,781,695	$1,069,278	$635,094	$20,486,067
Operating costs and expenses:
Cost of revenues	(18,079,653)	(654,004)	(417,600)	(19,151,257)
Selling and marketing	(109,623)	(65,053)	(36,814)	(211,490)
General and administrative	(715,223)	(160,625)	(1,247,113)	(2,122,961)
Research and development	-	(609,341)	(344,836)	(954,177)
Impairment loss of intangible asset	-	(1,401,416)	-	(1,401,416)
Total operating costs and expenses	(18,904,499)	(2,890,439)	(2,046,363)	(23,841,301)
Operating loss	(122,804)	(1,821,161)	(1,411,269)	(3,355,234)
Other expenses, net	(3,020,603)	(17,774)	(1,968,412)	(5,006,789)
Segment loss before tax from continuing operations	$(3,143,407)	$(1,838,935)	$(3,379,681)	$(8,362,023)

	As of September 30, 2024
	Battery cells and packs sales segment	Electronic control system sales segment	Others	Total
Accounts receivable, net	$7,359,341	$274,903	$167,791	$7,802,035
Advances to suppliers	16,655,131	145,591	88,863	16,889,585
Property, plant and equipment, net	-	15,950	7,828,616	7,844,566
Intangible assets, net	-	2,057,625	-	2,057,625
Land use right, net	-	-	1,677,007	1,677,007
Long-term investments, net	10,464,311	-	4,392,845	14,857,156
Other non-current assets	-	-	9,126,592	9,126,592
Other unallocated amounts				25,105,097
Total Assets				$85,359,663

	As of September 30, 2025
	Battery cells and packs sales segment	Electronic control system sales segment	Others	Total
Accounts receivable, net	$11,079,376	$239,752	$142,881	$11,462,009
Advances to suppliers	9,138,389	90,456	53,908	9,282,753
Property, plant and equipment, net	1,348	9,619	9,824,043	9,835,010
Land use right, net	-	-	1,618,859	1,618,859
Long-term investments, net	6,987,229	-	4,016,886	11,004,115
Other non-current assets	-	69,051	8,981,900	9,050,951
Other unallocated amounts				16,805,981
Total Assets				$69,059,678

Schedule of Reconciliation from Reportable Segment Income

The following table presents the reconciliation from reportable segment income to the consolidated income from continuing operations before income taxes for the years ended September 30, 2023, 2024 and 2025:

	Year Ended September 30,
	2023	2024	2025
Net revenues
Battery cells and packs sales segment	$8,001,323	$16,318,839	$18,781,695
Electronic control system sales segment	834,148	1,401,783	1,069,278
Others segment	327,630	501,538	635,094
Total net revenues	9,163,101	18,222,160	20,486,067

Cost of revenues
Battery cells and packs sales segment	7,433,057	15,407,010	18,079,653
Electronic control system sales segment	450,118	738,056	654,004
Others segment	246,188	380,856	417,600
Total cost of revenues	8,129,363	16,525,922	19,151,257

Gross profit
Battery cells and packs sales segment	568,266	911,829	702,042
Electronic control system sales segment	384,030	663,727	415,274
Others segment	81,442	120,682	217,494
Total gross profit	1,033,738	1,696,238	1,334,810

Operating expenses:
Selling and marketing	(222,679)	(269,806)	(211,490)
General and administrative	(3,384,571)	(2,871,441)	(2,122,961)
Research and development	(613,274)	(888,491)	(954,177)
Impairment loss of intangible assets	-	-	(1,401,416)
Total operating expenses	(4,220,524)	(4,029,738)	(4,690,044)

Loss from operations	(3,186,786)	(2,333,500)	(3,355,234)

Fair value changes in contingent asset	979,770	(265,205)	-
Impairment loss of long-term investments	-	(3,040,113)	(3,520,660)
Impairment loss of goodwill	(1,792,392)	(1,362,441)	(1,732,454)
Other income	136,048	397,226	246,325
Loss from continuing operations before income tax and share of loss of equity method investments	$(3,863,360)	$(6,604,033)	$(8,362,023)
(Loss) income from discontinued operation before income tax and share of loss of equity method investments	(3,252,304)	(2,299,208)	262,475
Loss before income tax and share of loss of equity method investments	$(7,115,664)	$(8,903,241)	$(8,099,548)